UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	October 24, 2001

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:	94980



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105       96     7500 SH       SOLE                     7500
                                                               156    12200 SH       DEFINED                 12200
AOL Time Warner Inc.           COM              00184a105       74     2242 SH       SOLE                     2242
                                                              1362    41137 SH       DEFINED                 41137
Abbott Laboratories Inc.       COM              002824100       41      800 SH       SOLE                      800
                                                               607    11710 SH       DEFINED                 11710
American Home Products         COM              026609107     1212    20800 SH       DEFINED                 20800
American Int'l Group Inc.      COM              026874107      497     6375 SH       SOLE                     6375
                                                              2604    33384 SH       DEFINED                 33384
Amgen Inc.                     COM              031162100      273     4650 SH       SOLE                     4650
                                                              1159    19720 SH       DEFINED                 19720
Anheuser Busch Co.             COM              035229103      771    18400 SH       DEFINED                 18400
Avon Products Inc.             COM              054303102      649    14030 SH       SOLE                    14030
                                                              2090    45200 SH       DEFINED                 45200
Cardinal Health Inc.           COM              14149Y108      594     8039 SH       SOLE                     8039
                                                              2286    30914 SH       DEFINED                 30914
Chevron Corp.                  COM              166751107      464     5475 SH       DEFINED                  5475
Citigroup Inc.                 COM              172967101      708    17487 SH       SOLE                    17487
                                                              2592    63995 SH       DEFINED                 63995
Computer Sciences Corp.        COM              205363104       39     1170 SH       SOLE                     1170
                                                               425    12800 SH       DEFINED                 12800
Conoco Inc. Class A.           COM              208251306      254    10000 SH       DEFINED                 10000
EMC Corp.                      COM              268648102        6      550 SH       SOLE                      550
                                                               261    22195 SH       DEFINED                 22195
El Paso Corporation            COM              28336l109      428    10300 SH       SOLE                    10300
                                                              2098    50490 SH       DEFINED                 50490
Electronic Data Systems Corp.  COM              285661104      147     2550 SH       SOLE                     2550
                                                              1783    30970 SH       DEFINED                 30970
Enron Corp.                    COM              293561106       21      760 SH       SOLE                      760
                                                               738    27090 SH       DEFINED                 27090
Exxon Mobil Corp.              COM              30231g102      510    12956 SH       SOLE                    12956
                                                              2719    69000 SH       DEFINED                 69000
First Data Corp.               COM              319963104       58     1000 SH       SOLE                     1000
                                                               371     6365 SH       DEFINED                  6365
General Electric Co.           COM              369604103      347     9330 SH       SOLE                     9330
                                                              4740   127410 SH       DEFINED                127410
Goldman Sachs Group            COM              38141G104      103     1450 SH       SOLE                     1450
                                                              1106    15500 SH       DEFINED                 15500
Health Management Associates   COM              421933102      515    24800 SH       SOLE                    24800
                                                              1409    67860 SH       DEFINED                 67860
Hewlett Packard Co.            COM              428236103        5      300 SH       SOLE                      300
                                                               186    11600 SH       DEFINED                 11600
Home Depot Inc.                COM              437076102      441    11500 SH       SOLE                    11500
                                                              1898    49455 SH       DEFINED                 49455
International Business Machine COM              459200101      545     5940 SH       SOLE                     5940
                                                              2218    24187 SH       DEFINED                 24187
Johnson & Johnson              COM              478160104      169     3050 SH       SOLE                     3050
                                                              1928    34800 SH       DEFINED                 34800
MBNA Corp.                     COM              55262L100      146     4822 SH       SOLE                     4822
                                                              2296    75804 SH       DEFINED                 75804
Marsh & McLennan Cos.          COM              571748102      537     5550 SH       SOLE                     5550
                                                              2552    26390 SH       DEFINED                 26390
Medtronic Inc.                 COM              585055106      393     9040 SH       SOLE                     9040
                                                              1158    26620 SH       DEFINED                 26620
Merck & Co.                    COM              589331107      422     6330 SH       SOLE                     6330
                                                              2556    38385 SH       DEFINED                 38385
Merrill Lynch & Co.            COM              590188108       40      980 SH       SOLE                      980
                                                               651    16045 SH       DEFINED                 16045
Minnesota Mining & Mfg         COM              604059105      423     4300 SH       SOLE                     4300
                                                              1590    16160 SH       DEFINED                 16160
Northern Trust Corp.           COM              665859104      397     7570 SH       SOLE                     7570
                                                              1042    19850 SH       DEFINED                 19850
Omnicom Group Inc.             COM              681919106       45      700 SH       SOLE                      700
                                                              1080    16635 SH       DEFINED                 16635
Oracle Corp.                   COM              68389x105       66     5270 SH       SOLE                     5270
                                                               762    60535 SH       DEFINED                 60535
Pepsico, Inc.                  COM              713448108      689    14205 SH       SOLE                    14205
                                                              2576    53110 SH       DEFINED                 53110
Pfizer Inc.                    COM              717081103      401    10000 SH       SOLE                    10000
                                                              2333    58176 SH       DEFINED                 58176
Procter & Gamble Co.           COM              742718109       51      700 SH       SOLE                      700
                                                               966    13275 SH       DEFINED                 13275
SBC Communications Inc.        COM              78387G103      591    12540 SH       DEFINED                 12540
Safeway Inc.                   COM              786514208      366     9210 SH       SOLE                     9210
                                                              2042    51410 SH       DEFINED                 51410
Schlumberger Ltd.              COM              806857108       64     1410 SH       SOLE                     1410
                                                               762    16670 SH       DEFINED                 16670
Solectron Corp.                COM              834182107       29     2520 SH       SOLE                     2520
                                                               333    28620 SH       DEFINED                 28620
State Street Boston Corp.      COM              857477103      164     3600 SH       SOLE                     3600
                                                              2419    53160 SH       DEFINED                 53160
Sun Microsystems               COM              866810104       28     3425 SH       SOLE                     3425
                                                               585    70740 SH       DEFINED                 70740
Target Corp.                   COM              87612e106      384    12100 SH       SOLE                    12100
                                                              1333    41980 SH       DEFINED                 41980
Tennant Co.                    COM              880345103     3671   104894 SH       DEFINED                104894
Texas Instruments Inc.         COM              882508104       50     2000 SH       SOLE                     2000
                                                              1033    41355 SH       DEFINED                 41355
Tyco International Ltd.        COM              902124106      530    11650 SH       SOLE                    11650
                                                              2128    46780 SH       DEFINED                 46780
United Parcel Service          COM              911312106      481     9250 SH       SOLE                     9250
                                                              1899    36525 SH       DEFINED                 36525
Verizon Communications         COM              92343v104      235     4334 SH       DEFINED                  4334
Walgreen Co.                   COM              931422109      571    16575 SH       SOLE                    16575
                                                              4480   130113 SH       DEFINED                130113
Walt Disney Co.                COM              254687106       12      660 SH       SOLE                      660
                                                               214    11500 SH       DEFINED                 11500
Wells Fargo Bank               COM              949746101      875    19684 SH       DEFINED                 19684
Worldcom Inc.                  COM              98157d106      105     6960 SH       SOLE                     6960
                                                               690    45900 SH       DEFINED                 45900
Wrigley Wm Jr. Co.             COM              982526105      378     7368 SH       DEFINED                  7368
Xcel Energy Inc.               COM              98389b100       31     1085 SH       SOLE                     1085
                                                               798    28335 SH       DEFINED                 28335
St. Mary Ld & Expl Co.                          792228108      823    51672 SH       DEFINED                 51672
Butler Manufacturing Co.                        123655102        0    10378 SH       DEFINED                 10378